Federated Hermes Trust for U S Treasury Obligations Average Annual Total Returns - Cash Series Shares [Member] - CS	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	4.24%	1.86%	1.19%
Performance Inception Date			Jun. 02, 2015